Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 336,604	¥ 373,833	¥ 760,636	¥ 744,671
Consolidated, Income (loss) before income taxes		19,877	74,005	125,889	125,679
Consolidated, Long-lived assets		509,657		509,657		¥ 524,779
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	49,410	48,095	111,875	117,394
Consolidated, Income (loss) before income taxes		(19,791)	(6,757)	(22,148)	(697)
Consolidated, Long-lived assets		142,967		142,967		146,758
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	18,881	66,524	66,873	97,145
Consolidated, Income (loss) before income taxes		(35,180)	2,027	(44,898)	(20,853)
Consolidated, Long-lived assets		86,279		86,279		88,928
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	21,873	21,527	49,598	40,118
Consolidated, Income (loss) before income taxes		9,210	8,476	23,998	8,157
Consolidated, Long-lived assets		13,461		13,461		14,891
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	90,164	136,146	228,346	254,657
Consolidated, Income (loss) before income taxes		(45,761)	3,746	(43,048)	(13,393)
Consolidated, Long-lived assets		242,707		242,707		250,577
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	246,440	237,687	532,290	490,014
Consolidated, Income (loss) before income taxes		65,638	¥ 70,259	168,937	¥ 139,072
Consolidated, Long-lived assets		¥ 266,950		¥ 266,950		¥ 274,202

[1]	There is no revenue derived from transactions with a single major external customer.